                        ================================
                        Semiannual Report March 31, 1999
                        ================================

                                   OPPENHEIMER
                            Multiple Strategies Fund


                                   [GRAPHIC]


                                     [LOGO]
                            THE RIGHT WAY TO INVEST

Contents

3         President's Letter

4         An Interview with Your Fund's Manager

9         Financial Statements

43        Officers and Trustees

44        Information and Services

Report highlights
--------------------------------------------------------------------------------

o We took advantage of opportunities to acquire sound companies at attractive prices in the wake of last summer's stock market declines.

o Our bond portfolio remains broadly diversified among U.S. government securities, foreign bonds and high yield corporate bonds.

------------------------------
Cumulative Total Returns
------------------------------
For the 6-Month Period
Ended 3/31/99

Class A

Without          With
Sales Chg.(1)    Sales Chg.(2)
------------------------------
12.52%           6.05%
------------------------------

Class B

Without          With
Sales Chg.(1)    Sales Chg.(2)
------------------------------
12.05%           7.05%
------------------------------
Class C

Without          With
Sales Chg.(1)    Sales Chg.(2)
------------------------------
11.99%          10.99%


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1.) Includes changes in net asset value per share without deducting any sales charges.

(2.) Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2     Oppenheimer Multiple Strategies Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Multiple Strategies Fund

Dear shareholder,
--------------------------------------------------------------------------------

The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

     With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

     Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
April 22, 1999

3     Oppenheimer Multiple Strategies Fund

"In our view, when the marketplace is highly stratified... that is exactly when you need diversification the most."


An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Multiple Strategies Fund perform during the six-month period that ended March 31, 1999?

The Fund's performance over the past six months has been mixed. On the positive side, our U.S. technology and health stocks performed well. On the negative side, returns were hurt by our holdings of emerging market bonds because of economic instability in Latin America.

     Most significantly, however, we believe that recent trends in the stock market have created outstanding opportunities. The market's performance has been dominated by stocks with the largest capitalizations, which are selling at historically high prices relative to earnings. Many stocks, however, are selling at attractive prices relative to earnings. We believe that these undervalued stocks may provide excellent returns if valuation differences return to more normal levels.

What market sectors performed best over the past six months?

Clearly and by far, U.S. stocks led the financial markets over the past six months, as they have for the past several years. That's because investors continued to flock to the stocks of large, well-established companies with dominant positions and histories of consistent earnings. Our technology holdings performed particularly well, including IBM Corp., Intel Corp., Cisco System, Inc. and Rational Software Corp.

     Early in the six-month reporting period, we took advantage of the summer's sharp market declines to upgrade our stock portfolio. We focused on technology companies, financial services firms and health care companies that, in our opinion, lead their markets. In fact, some of these holdings quickly retraced their declines and produced excellent returns. We have since sold some of these holdings, redeploying assets to more attractively valued stocks.

4     Oppenheimer Multiple Strategies Fund

[PHOTO]

Portfolio Management Team (l to r)

George Evans
Mike Levine
David Negri
Richard Rubinstein


What markets disappointed you?

In the U.S. stock market, one area that has not worked well is basic manufacturing and industrial companies. This sector has been adversely affected by the recession in Asia. Before the financial crisis hit, many Asian manufacturers built new factories to fill future demand. That demand has failed to materialize, however, and much of that new capacity remains unutilized. This has created enormous pressure on U.S. manufacturers, who have had to reduce prices to compete with overseas producers.

     However, if economic conditions begin to recover in Asia and remain strong in the United States and Europe, as we expect, these companies should be among the first to benefit. Therefore, we acquired several companies that we believe are fundamentally sound and represent attractive values. These include dominant companies in the industrial gasses, cement and farm machinery businesses.

Have you found attractive values or opportunities in other areas of the stock market?

Yes. For example, housing and building-related companies were hard hit in anticipation of weaker U.S. economic growth, which has so far failed to materialize. We established positions in a home builder, a fiberglass and insulation company, and a dominant furniture retailer when their stock prices were low, and we have seen them rise since.


5     Oppenheimer Multiple Strategies Fund

Avg Annual Total Returns

For the Periods Ended 3/31/99(1)

Class A

1 year     5 year    10 year
--------------------------------
-4.73%     11.97%    10.58%
--------------------------------

Class B
                     Since
1 year     5 year    Inception
--------------------------------
-4.25%     N/A       11.70%
--------------------------------

Class C
                     Since
1 year     5 year    Inception
--------------------------------
-0.65%     12.35%    11.26%
--------------------------------


An interview with your Fund's managers
--------------------------------------------------------------------------------

We also found opportunities in companies that have lagged the market over the past few years. After extensive fundamental analysis, for example, we invested in several companies that produce and market vitamins. Despite low valuations, we believe that these companies are poised to benefit from positive demographic influences, including the aging of the baby-boomer generation and the increasing popularity of alternative, holistic and natural remedies.

How was the bond portion of the portfolio managed?

Within our bond portfolio, we modestly increased our holdings of U.S. Treasury securities early in the six-month reporting period in anticipation of slower economic growth and lower interest rates. While longer term interest rates have actually risen recently amid stronger than expected economic conditions, we believe that this situation will probably be temporary and that yields will decline.

     We reduced our holdings of high-yield corporate bonds, also in anticipation of a slower economy. Because prices of high yield bonds tend to fluctuate with the financial condition of their issuers, they tend to do relatively poorly when the economy slows.

     Our overseas bond holdings have remained relatively constant, except that we took advantage of opportunities in the emerging markets by buying Brazilian debt at what we considered to be attractive prices.

Has the Fund's diversified approach helped to reduce volatility?

Yes, it has over the long term. But we sense that many investors are frustrated that the multi-sector approach has lagged the performance of large, U.S. growth stocks. In our view, when the marketplace is highly stratified, as it has been over the past several years, that is exactly when you need diversification the most.


6     Oppenheimer Multiple Strategies Fund

While large U.S. stocks have been the best-performing market for several years, it will not always be so. At some point--and no one can predict exactly when--other types of investments will take the lead. When that happens, a portfolio such as ours will provide exposure to a number of different trends and markets. Over time, this diversified approach should provide good returns with lower risks. In our view, maintaining a disciplined, diversified approach under a variety of market conditions is part of what makes OppenheimerFunds The Right Way to Invest.


Asset Allocation(2)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks              51.5%
Bonds               39.8%
Cash                 8.7%

Top 10 Stock Holdings(2)
--------------------------------------------------------------------------------
  BankAmerica Corp.                                                         2.2%
--------------------------------------------------------------------------------
  IBM Corp.                                                                 2.1
--------------------------------------------------------------------------------
  Chase Manhattan Corp.                                                     2.0
--------------------------------------------------------------------------------
  Intel Corp.                                                               1.8
--------------------------------------------------------------------------------
  Societe Generale                                                          1.0
--------------------------------------------------------------------------------
  Cisco Systems, Inc.                                                       1.0
--------------------------------------------------------------------------------
  CBS Corp.                                                                 0.9
--------------------------------------------------------------------------------
  RCN Corp.                                                                 0.8
--------------------------------------------------------------------------------
  Novell, Inc.                                                              0.7
--------------------------------------------------------------------------------
  Philip Morris Cos., Inc.                                                  0.6
--------------------------------------------------------------------------------

(1.) Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 4/24/87. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 8/29/95). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 12/1/93. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

(2.) Portfolio is subject to change. Percentages are as of March 31, 1999, and are based on total market value of investments.


7    Oppenheimer Multiple Strategies Fund

Financials
--------------------------------------------------------------------------------







8    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments  March 31, 1999 (Unaudited)
================================================================================================================

                                                                                                    Market Value
                                                                                   Shares           See Note 1
----------------------------------------------------------------------------------------------------------------
Common Stocks--51.0%
----------------------------------------------------------------------------------------------------------------
Basic Materials--2.3%
----------------------------------------------------------------------------------------------------------------
Chemicals--1.4%
Bayer AG, Sponsored ADR                                                               95,000         $ 3,558,861
----------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                                                       36,000           2,090,250
----------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.                                                    70,000           3,745,000
----------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                         38,000           1,370,375
                                                                                                     -----------
                                                                                                      10,764,486

----------------------------------------------------------------------------------------------------------------
Metals--0.4%
De Beers Consolidated Mines Ltd., ADR                                                150,000           2,840,625
----------------------------------------------------------------------------------------------------------------
Paper--0.5%
MacMillan Bloedel Ltd.                                                               218,561           2,411,099
----------------------------------------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                                           124,000           1,736,000
                                                                                                     -----------
                                                                                                       4,147,099

----------------------------------------------------------------------------------------------------------------
Capital Goods--2.1%
----------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.5%
Honeywell, Inc.                                                                       19,000           1,440,437
----------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                          60,000           2,546,250
                                                                                                     -----------
                                                                                                       3,986,687

----------------------------------------------------------------------------------------------------------------
Industrial Services--0.3%
Service Corp. International                                                          165,000           2,351,250
----------------------------------------------------------------------------------------------------------------
Manufacturing--1.3%
ASM Lithography Holding NV(1)                                                         57,100           2,569,500
----------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                           37,000           1,429,125
----------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2)(3)                                                              1,861               1,861
----------------------------------------------------------------------------------------------------------------
Hexcel Corp. (New)(3)                                                                190,000           1,341,875
----------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                           150,000           2,484,375
----------------------------------------------------------------------------------------------------------------
Tenneco, Inc. (New)                                                                   65,000           1,815,937
----------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (New)                                                            123               8,825
                                                                                                     -----------
                                                                                                       9,651,498

----------------------------------------------------------------------------------------------------------------
Communication Services--1.3%
----------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.9%
Airtouch Communications, Inc.(1)(3)                                                   15,000           1,449,375
----------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                            16,000           1,277,000
----------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)(3)                                                              42,000           3,719,625
----------------------------------------------------------------------------------------------------------------
Tele Celular Sul Participacoes SA(3)                                              10,200,000              15,404
----------------------------------------------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes SA(3)                                     10,200,000              11,419
----------------------------------------------------------------------------------------------------------------
Tele Centro Sul Participacoes SA(3)                                               10,200,000              48,174
----------------------------------------------------------------------------------------------------------------
Tele Leste Celular Participacoes SA(3)                                            10,200,000               6,304


9    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance  (continued)
Tele Nordeste Celular Participacoes SA(3)                                         10,200,000         $    10,705
----------------------------------------------------------------------------------------------------------------
Tele Norte Celular Participacoes SA(3)                                            10,200,000               6,126
----------------------------------------------------------------------------------------------------------------
Telemig Celular Participacoes SA(3)                                               10,200,000              12,787
                                                                                                     -----------
                                                                                                       6,556,919

----------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.4%
Embratel Participacoes SA(3)                                                      10,200,000              84,453
----------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                              64,000           3,016,000
----------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA(3)                                              10,200,000              84,274
----------------------------------------------------------------------------------------------------------------
Tele Sudeste Celular Participacoes SA(3)                                          10,200,000              36,279
----------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA                                                   10,200,000               1,249
----------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA(3)                                                10,200,000              57,630
----------------------------------------------------------------------------------------------------------------
Telesp Participacoes SA(3)                                                        10,200,000             133,816
                                                                                                     -----------
                                                                                                       3,413,701

----------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.8%
----------------------------------------------------------------------------------------------------------------
Autos & Housing--1.8%
Dana Corp.                                                                            60,000           2,280,000
----------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                               691,368           1,811,496
----------------------------------------------------------------------------------------------------------------
Lear Corp.(3)                                                                         81,000           3,457,687
----------------------------------------------------------------------------------------------------------------
Owens Corning                                                                        100,000           3,181,250
----------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                       40,300           2,163,606
----------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(3)                                                                65,000           1,178,125
                                                                                                     -----------
                                                                                                      14,072,164

----------------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Alternative Living Services, Inc.(3)                                                  93,000           1,860,000
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.5%
Berjaya Sports Toto Berhad(2)                                                        410,000             410,863
----------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                       72,000           1,372,500
----------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                    147,000           1,497,562
----------------------------------------------------------------------------------------------------------------
Host Marriott Corp. (New)                                                            175,000           1,946,875
----------------------------------------------------------------------------------------------------------------
International Game Technology                                                        257,500           3,749,844
----------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                   18,000             605,250
----------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                               1                  37
----------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(3)                                                               70,000           1,487,500
----------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                     43,000           3,710,714
----------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                        165,000           4,019,462
                                                                                                     -----------
                                                                                                      18,800,607

10   Oppenheimer Multiple Strategies Fund

================================================================================================================

================================================================================================================

                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Media--0.2%

South China Morning Post Holdings Ltd.                                            3,306,000          $ 1,834,403
----------------------------------------------------------------------------------------------------------------
Retail: General--1.0%
Dayton Hudson Corp.                                                                   18,000           1,199,250
----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)(3)                                               54,000           2,166,750
----------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.(3)                                                         119,000           2,692,375
----------------------------------------------------------------------------------------------------------------
Saks, Inc.(3)                                                                         68,260           1,774,760
                                                                                                     -----------
                                                                                                       7,833,135

----------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.7%
AutoZone, Inc.(3)                                                                     65,000           1,974,375
----------------------------------------------------------------------------------------------------------------
Borders Group, Inc.(3)                                                                92,000           1,293,750
----------------------------------------------------------------------------------------------------------------
General Nutrition Cos., Inc.(3)                                                      125,000           1,750,000
                                                                                                     -----------
                                                                                                       5,018,125

----------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.4%
Jones Apparel Group, Inc.(3)                                                         121,000           3,380,437
----------------------------------------------------------------------------------------------------------------
Consumer Staples--6.0%
----------------------------------------------------------------------------------------------------------------
Beverages--0.6%
Diageo plc                                                                           240,840           2,705,967
----------------------------------------------------------------------------------------------------------------
Whitman Corp.                                                                         93,000           1,598,437
                                                                                                     -----------
                                                                                                       4,304,404

----------------------------------------------------------------------------------------------------------------
Broadcasting--2.0%
CBS Corp.(1)(3)                                                                      160,000           6,550,000
----------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc.(3)                                                               40,000           2,540,000
----------------------------------------------------------------------------------------------------------------
RCN Corp.(3)                                                                         182,500           6,125,156
                                                                                                     -----------
                                                                                                      15,215,156

----------------------------------------------------------------------------------------------------------------
Entertainment--0.9%
CBRL Group, Inc.                                                                     106,000           1,908,000
----------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                     66,000           4,690,125
                                                                                                     -----------
                                                                                                       6,598,125

----------------------------------------------------------------------------------------------------------------
Food--0.8%
Groupe Danone                                                                         16,948           4,264,980
----------------------------------------------------------------------------------------------------------------
Nestle SA, Sponsored ADR                                                              22,000           1,998,379
                                                                                                     -----------
                                                                                                       6,263,359

----------------------------------------------------------------------------------------------------------------
Household Goods--1.1%
Fort James Corp.                                                                      80,000           2,535,000
----------------------------------------------------------------------------------------------------------------
NBTY, Inc.(3)                                                                        182,000             887,250
----------------------------------------------------------------------------------------------------------------
Rexall Sundown, Inc.(3)                                                              140,000           2,686,250


11    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Household Goods  (continued)
Wella AG                                                                               3,585         $ 2,089,966
----------------------------------------------------------------------------------------------------------------
Wella AG, Preference                                                                     350             249,384
                                                                                                     -----------
                                                                                                       8,447,850

----------------------------------------------------------------------------------------------------------------
Tobacco--0.6%
Philip Morris Cos., Inc.                                                             135,000           4,750,312
----------------------------------------------------------------------------------------------------------------
Energy--2.7%
----------------------------------------------------------------------------------------------------------------
Energy Services & Producers--1.1%
Input/Output, Inc.(3)                                                                298,000           1,881,125
----------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                         121,000           2,261,187
----------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                     36,000           2,166,750
----------------------------------------------------------------------------------------------------------------
Transocean Offshore, Inc.                                                             59,000           1,699,937
                                                                                                     -----------
                                                                                                       8,008,999

----------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.7%
Kerr-McGee Corp.                                                                      47,000           1,542,187
----------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                         105,000           3,865,312
                                                                                                     -----------
                                                                                                       5,407,499

----------------------------------------------------------------------------------------------------------------
Oil: International--0.9%
Petroleo Brasileiro SA, Preference                                                 3,330,000             463,858
----------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(3)                                                             100,090           2,166,821
----------------------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                               33,000           2,013,000
----------------------------------------------------------------------------------------------------------------
YPF SA, Cl. D, ADR                                                                    75,000           2,367,187
                                                                                                     -----------
                                                                                                       7,010,866

----------------------------------------------------------------------------------------------------------------
Financial--12.3%
----------------------------------------------------------------------------------------------------------------
Banks--7.4%
ABN Amro Holding NV                                                                   77,000           1,604,369
----------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA                                                 150,000             877,554
----------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                        45,000           2,477,813
----------------------------------------------------------------------------------------------------------------
BankAmerica Corp. (New)(1)                                                           235,000          16,596,875
----------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                                                          191,500          15,571,344
----------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                    5,225             974,296
----------------------------------------------------------------------------------------------------------------
Credito Italiano SpA                                                                 688,800           3,718,086
----------------------------------------------------------------------------------------------------------------
J.P.  Morgan & Co., Inc.                                                              17,000           2,097,375
----------------------------------------------------------------------------------------------------------------
Societe Generale                                                                      37,800           7,263,871
----------------------------------------------------------------------------------------------------------------
UBS AG(3)                                                                              5,600           1,759,286
----------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                       90,000           3,155,625
                                                                                                     -----------
                                                                                                      56,096,494


12    Oppenheimer Multiple Strategies Fund

================================================================================================================

================================================================================================================

                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Diversified Financial--1.5%
American Express Co.(1)                                                               26,000         $ 3,055,000
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.(1)                                                          42,500           3,758,594
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                                                   47,500           4,747,031
                                                                                                     -----------
                                                                                                      11,560,625

----------------------------------------------------------------------------------------------------------------
Insurance--0.9%
ACE Ltd.                                                                              45,000           1,403,438
----------------------------------------------------------------------------------------------------------------
Skandia/Forsakrings AB                                                               241,000           4,484,127
UNUM Corp.                                                                            25,000           1,189,063
                                                                                                     -----------
                                                                                                       7,076,628

----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--2.5%
Archstone Communities Trust                                                           95,000           1,911,875
----------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                           60,000           1,897,500
----------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                              105,000           1,706,250
----------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                 65,000           1,608,750
----------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                              75,000           1,654,688
----------------------------------------------------------------------------------------------------------------
Chastain Capital Corp.                                                               184,000             989,000
----------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                                                              65,000           1,811,875
----------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                         102,000           1,491,750
----------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc.                                                                     170,000             456,875
----------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                  100,000           1,431,250
----------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(3)                                                        717               3,137
----------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                                                                     100,000           1,987,500
----------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                 50,000           1,800,000
                                                                                                     -----------
                                                                                                      18,750,450

----------------------------------------------------------------------------------------------------------------
Healthcare--4.1%
----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--3.4%
Abbott Laboratories                                                                   60,000           2,808,750
----------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                          72,000           4,698,000
----------------------------------------------------------------------------------------------------------------
Astra AB Free, Series A                                                              180,000           4,126,228
----------------------------------------------------------------------------------------------------------------
Biogen, Inc.(1)                                                                       15,000           1,714,688
----------------------------------------------------------------------------------------------------------------
Centocor, Inc.(1)(3)                                                                  85,200           3,147,075
----------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.(1)                                                           98,000           2,688,875
----------------------------------------------------------------------------------------------------------------
Novartis AG                                                                            2,500           4,055,343
----------------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(4)                                                          20,000             321,000
----------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc, Cl. A Sponsored ADR                                           36,000           2,574,000
                                                                                                     -----------
                                                                                                      26,133,959


13    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.7%

Acuson Corp.(3)                                                                      135,000         $ 2,016,563
----------------------------------------------------------------------------------------------------------------
HCR Manor Care, Inc.(3)                                                               56,000           1,277,500
----------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                               45,400           2,389,175
                                                                                                     -----------
                                                                                                       5,683,238

----------------------------------------------------------------------------------------------------------------
Technology--11.2%
----------------------------------------------------------------------------------------------------------------
Computer Hardware--4.1%
3Com Corp.(3)                                                                         40,000             932,500
----------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                           81,000           2,003,968
----------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)(3)                                                             66,000           7,231,125
----------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                 32,000           1,014,000
----------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                   55,000           3,729,688
----------------------------------------------------------------------------------------------------------------
International Business Machines Corp.(1)                                              92,000          16,307,000
                                                                                                     -----------
                                                                                                      31,218,281

----------------------------------------------------------------------------------------------------------------
Computer Services--0.4%
First Data Corp.                                                                      64,000           2,736,000
----------------------------------------------------------------------------------------------------------------
Computer Software/Services--2.3%
Computer Associates International, Inc.                                               73,000           2,596,063
----------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(3)                                                              35,000           1,662,500
----------------------------------------------------------------------------------------------------------------
Novell, Inc.(1)(3)                                                                   210,000           5,289,375
----------------------------------------------------------------------------------------------------------------
Rational Software Corp. (1)(3)                                                       177,000           4,745,813
----------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.(3)                                                         72,000           3,267,000
                                                                                                     -----------
                                                                                                      17,560,751

----------------------------------------------------------------------------------------------------------------
Electronics--3.8%
Analog Devices, Inc.(3)                                                              151,000           4,492,250
----------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(3)                                                        47,800           2,410,913
----------------------------------------------------------------------------------------------------------------
Intel Corp.(1)                                                                       114,000          13,551,750
----------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                         14,800           2,211,939
----------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                     158,000           1,757,750
----------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Shares(1)(3)                                                24,500           2,379,563
----------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)(3)                                                                  47,000           2,564,438
                                                                                                     -----------
                                                                                                      29,368,603

----------------------------------------------------------------------------------------------------------------
Photography--0.6%
Xerox Corp.(1)                                                                        80,000           4,270,000
----------------------------------------------------------------------------------------------------------------
Transportation--1.3%
----------------------------------------------------------------------------------------------------------------
Air Transportation--0.5%
Alaska Air Group, Inc.(1)(3)                                                          37,500           1,781,250
----------------------------------------------------------------------------------------------------------------
AMR Corp.(3)                                                                          36,500           2,137,531
                                                                                                     -----------
                                                                                                       3,918,781

14    Oppenheimer Multiple Strategies Fund

================================================================================================================

================================================================================================================

                                                                                                    Market Value
                                                                                  Shares            See Note 1
----------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Burlington Northern Santa Fe Corp.                                                    81,000         $ 2,662,875
----------------------------------------------------------------------------------------------------------------
Shipping--0.4%
Stolt-Nielsen SA                                                                     174,000           1,881,375
----------------------------------------------------------------------------------------------------------------
Stolt-Nielsen SA, Sponsored ADR                                                       67,050             817,172
                                                                                                     -----------
                                                                                                       2,698,547

----------------------------------------------------------------------------------------------------------------
Utilities--0.9%
----------------------------------------------------------------------------------------------------------------
Electric Utilities--0.9%
Allegheny Energy, Inc.                                                                48,000           1,416,000
----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                  94,000           2,449,875
----------------------------------------------------------------------------------------------------------------
Southern Co.                                                                         126,000           2,937,375
                                                                                                     -----------
                                                                                                       6,803,250
                                                                                                     -----------
Total Common Stocks (Cost $262,427,515)                                                              389,056,188

================================================================================================================
Preferred Stocks--0.3%
----------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 6.25% Cum. Cv., Non-Vtg.(4)                                       40,000           1,435,000
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 14.25% Cum. Exchangeable,
Non-Vtg.(4)(5)                                                                           522             559,845
                                                                                                     -----------
Total Preferred Stocks (Cost $2,560,966)                                                               1,994,845

================================================================================================================
Other Securities--0.5%
----------------------------------------------------------------------------------------------------------------
Monsanto Co., 6.50% Cv. Adjustable Conversion-rate
Equity Security Units                                                                 35,500           1,650,750
----------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(4)                                                      30,900           2,020,087
                                                                                                     -----------
Total Other Securities (Cost $2,542,855)                                                               3,670,837

                                                                                    Units
================================================================================================================
Rights, Warrants and Certificates--0.0%
----------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 6/99(2)                                          2,000                  20
----------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/03                                                 300              22,537
----------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(2)                                      2,000               3,500
----------------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Wts., Exp. 4/01                                        550              27,019
----------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                                    300                  --
                                                                                                     -----------
Total Rights, Warrants and Certificates (Cost $0)                                                         53,076



15    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
================================================================================================================
Mortgage-Backed Obligations--4.2%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certificates,
Series 151, Cl. F,  9%, 5/15/21                                                 $    754,654        $    796,394
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 199, Cl. IO, 24.889%, 8/1/28(6)                       1,519,047             430,318
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
11.50%, 7/1/11                                                                       104,646             113,940
6.50%, 12/1/27-2/1/28                                                              9,118,930           9,079,902
----------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.875%, 3/20/26                                                                      504,694             509,429
7%, 4/15/26                                                                        3,450,546           3,506,238
7.50%, 5/15/27                                                                    14,636,721          15,085,484
9%, 11/15/08-5/15/09                                                                 287,829             307,873
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F, 7.432%, 2/15/28(2)                               97,137              73,460
----------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(4)                              400,000             320,937
----------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1992-CHF, Cl. D, 8.25%, 12/25/20(2)                                            42,899              42,611
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                252,980             250,628
Series 1994-C2, Cl. E, 8%, 4/25/25                                                   742,521             731,731
Series 1994-C2, Cl. G, 8%, 4/25/25                                                   173,553             167,506
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII:
Series 1996-CL, Cl. F, 9.149%, 1/20/06(7)                                            250,000             204,219
Series 1996-B, Cl. 1, 7.132%, 4/25/26(2)                                             288,949             207,863
----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through
Certificates, Series 1995-C4, Cl. E, 8.637%, 6/25/26(2)(7)                            27,688              25,880
                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $31,081,257)                                                  31,854,413

================================================================================================================
U.S. Government Obligations--11.0%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                          500,000             508,907
6.50%, 11/15/26                                                                      360,000             389,813
8.875%, 8/15/17                                                                    3,650,000           4,865,906
10.75%, 5/15/03                                                                    1,190,000           1,428,372
STRIPS, 7.10%, 11/15/18(9)                                                        11,000,000           3,376,923
STRIPS, 7.313%, 8/15/19(9)                                                        12,000,000           3,520,428
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02-2/15/04                                                           30,000,000          30,782,820
6.125%, 12/31/01                                                                  15,000,000          15,384,375
6.25%, 2/15/03-2/15/07                                                            12,130,000          12,665,944
6.50%, 10/15/06                                                                    4,640,000           4,945,952
7.50%, 5/15/02                                                                       327,000             348,868
8.50%, 2/15/00                                                                     5,500,000           5,670,159
                                                                                                    ------------
Total U.S. Government Obligations (Cost $81,276,994)                                                  83,888,467


16    Oppenheimer Multiple Strategies Fund

================================================================================================================

================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
================================================================================================================
Foreign Government Obligations--18.7%
----------------------------------------------------------------------------------------------------------------
Argentina--4.5%
Argentina (Republic of) Bonds:
Bonos de Consolidacion de Deudas, Series I, 4.94%, 4/1/01(7)                    $    275,729        $    264,893
Series L, 5.938%, 3/31/05(7)                                                      11,806,400          10,153,504
----------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts.:
11.75%, 2/12/07(4)ARP                                                                150,000             132,383
14.25%, 11/30/02(7)                                                               13,125,000          12,501,562
----------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 5.75%, 3/31/23(10)                             16,000,000          11,140,000
                                                                                                    ------------
                                                                                                      34,192,342

----------------------------------------------------------------------------------------------------------------
Australia--0.4%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04AUD                           1,570,000           1,059,886
----------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts.,
10.50%, 5/15/03AUD                                                                 2,590,000           1,951,528
----------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Global Exchangeable Gtd. Nts.,
8%, 8/14/01                                                                          615,000             412,888
                                                                                                    ------------
                                                                                                       3,424,302

----------------------------------------------------------------------------------------------------------------
Brazil--3.3%
Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14                    26,143,164          16,666,267
----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds,
6.125%, 4/15/06(7)                                                                11,205,000           8,165,644
----------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA Medium-Term Nts.,
10.543%, 12/9/99(2)(7)                                                                10,000               9,625
                                                                                                    ------------
                                                                                                      24,841,536

----------------------------------------------------------------------------------------------------------------
Bulgaria--0.0%
Bulgaria (Republic of) Interest Arrears Bonds, 5.875%, 7/28/11(7)                    170,000             114,113
----------------------------------------------------------------------------------------------------------------
Canada--2.9%
Canada (Government of) Bonds:
6.50%, 6/1/04CAD                                                                  13,320,000           9,411,841
7%, 12/1/06CAD                                                                        60,000              44,575
8.75%, 12/1/05CAD                                                                    495,000             395,482
9.75%, 6/1/01-12/1/01CAD                                                           9,530,000           7,008,127
11.75%, 2/1/03CAD                                                                    290,000             236,341
Series A-33, 11.50%, 9/1/00CAD                                                       585,000             421,633
Series WL43, 5.75%, 6/1/29CAD                                                      7,130,000           5,032,364
                                                                                                    ------------
                                                                                                      22,550,363

----------------------------------------------------------------------------------------------------------------
Denmark--0.5%
Denmark (Kingdom of) Bonds, 8%, 3/15/06DKK                                        21,900,000           3,921,273
----------------------------------------------------------------------------------------------------------------
Finland--0.1%
Finland (Republic of) Bonds, 9.50%, 3/15/04FIM                                       672,751             920,215
----------------------------------------------------------------------------------------------------------------
Germany--0.2%
Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24EUR                           1,362,592           1,733,024


17    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
----------------------------------------------------------------------------------------------------------------
Great Britain--1.5%
United Kingdom Treasury Bonds:
7%, 6/7/02GBP                                                                      2,415,000        $  4,157,791
7.25%, 12/7/07GBP                                                                  2,400,000           4,600,759
10%, 9/8/03GBP                                                                       325,000             634,037
----------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts.:
9.75%, 8/27/02GBP                                                                     55,000             102,238
12.50%, 11/21/05GBP                                                                   62,000             131,114
13%, 7/14/00GBP                                                                    1,050,000           1,866,213
                                                                                                    ------------
                                                                                                      11,492,152

----------------------------------------------------------------------------------------------------------------
Italy--0.2%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
9%, 10/1/03EUR                                                                       100,708             133,534
9.50%, 2/1/01-5/1/01EUR                                                              309,872             374,184
10.50%, 4/1/00-7/15/00EUR                                                            759,190             892,789
                                                                                                    ------------
                                                                                                       1,400,507

----------------------------------------------------------------------------------------------------------------
Mexico--0.5%
Banco Nacional de Comercio Exterior SNC International
Finance BV Gtd. Registered Bonds, 11.25%, 5/30/06                                    110,000             116,188
----------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
10.375%, 1/29/03DEM                                                                  150,000              89,835
16.50%, 9/1/08(2)GBP                                                                  35,000              72,321
----------------------------------------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par Bonds:
Series B, 6.25%, 12/31/19                                                            250,000             196,875
Series W-A, 6.25%, 12/31/19                                                        4,450,000           3,504,375
                                                                                                    ------------
                                                                                                       3,979,594

----------------------------------------------------------------------------------------------------------------
New Zealand--3.3%
New Zealand (Government of) Bonds:
8%, 2/15/01-11/15/06NZD                                                           43,705,000          24,605,789
10%, 3/15/02NZD                                                                    1,085,000             654,803
                                                                                                    ------------
                                                                                                      25,260,592

----------------------------------------------------------------------------------------------------------------
Norway--0.0%
Norway (Government of) Bonds, 9.50%, 10/31/02NOK                                     880,000             131,054
----------------------------------------------------------------------------------------------------------------
Philippines--0.4%
Philippines (Republic of) Bonds, 8.60%, 6/15/27                                    1,500,000           1,263,750
----------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Par Bonds, Series B, 6.50%, 12/1/17(2)                   1,675,000           1,461,438
                                                                                                    ------------
                                                                                                       2,725,188

----------------------------------------------------------------------------------------------------------------
Poland--0.6%
Poland (Republic of) Bonds, 12%, 6/12/01PLZ                                       18,000,000           4,564,817
----------------------------------------------------------------------------------------------------------------
South Africa--0.2%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08ZAR                             6,430,000             824,575


18    Oppenheimer Multiple Strategies Fund

================================================================================================================

================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
----------------------------------------------------------------------------------------------------------------
South Africa  (continued)
Eskom Sec. Bonds, 11%, 6/1/08ZAR                                                   3,000,000        $    384,716
----------------------------------------------------------------------------------------------------------------
South Africa (Republic of) Bonds, 12.50%, 12/21/06ZAR                                800,000             114,886
                                                                                                    ------------
                                                                                                       1,324,177

----------------------------------------------------------------------------------------------------------------
Spain--0.1%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
10.30%, 6/15/02EUR                                                                   235,296             307,899
10.50%, 10/30/03EUR                                                                  132,823             185,628
12.25%, 3/25/00EUR                                                                   189,919             222,975
                                                                                                    ------------
                                                                                                         716,502
                                                                                                    ------------
Total Foreign Government Obligations (Cost $145,354,277)                                             143,291,751

================================================================================================================
Loan Participations--0.1%
----------------------------------------------------------------------------------------------------------------
Colombia (Republic of) 1989-1990 Integrated Loan Facility Bonds,
6.375%, 7/1/01(2)(7)                                                                 165,159             154,012
----------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 6.063%, 1/1/09(2)(7)                                                      633,333             514,583
                                                                                                    ------------
Total Loan Participations (Cost $733,792)                                                                668,595

================================================================================================================
Non-Convertible Corporate Bonds and Notes--5.4%
----------------------------------------------------------------------------------------------------------------
Basic Materials--0.7%
----------------------------------------------------------------------------------------------------------------
Chemicals--0.2%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                     500,000             372,500
----------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                  183,000             194,895
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06                       670,000             633,150
                                                                                                    ------------
                                                                                                       1,200,545

----------------------------------------------------------------------------------------------------------------
Metals--0.2%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                            885,000             938,100
----------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                                 135,000             142,425
----------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                       500,000             485,000
                                                                                                    ------------
                                                                                                       1,565,525

----------------------------------------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(2)                                       320,000             296,800
----------------------------------------------------------------------------------------------------------------
Fletcher Challenge Finance U.S.A., Inc., 8.05% Debs., 6/15/03NZD   35,000             19,523
----------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd., 10% Cv. Unsec. Sub. Nts., 4/30/05                            35,000              20,101
----------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd., 14.50% Cv. Sub. Nts., 9/30/00                                35,000              20,678
----------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                       500,000             522,500
----------------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                               1,000,000           1,090,000
                                                                                                    ------------
                                                                                                       1,969,602

19    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
----------------------------------------------------------------------------------------------------------------
Capital Goods--0.6%
----------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                           $    500,000         $   518,125
----------------------------------------------------------------------------------------------------------------
Manufacturing--0.5%
Communications & Power Industries, Inc.,
12% Sr. Sub. Nts., Series B, 8/1/05                                                1,300,000           1,379,625
----------------------------------------------------------------------------------------------------------------
Empresas ICA Sociedad Controladora SA de CV,
11.875% Nts., 5/30/01                                                                 30,000              30,525
----------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05(2)            500,000             531,250
----------------------------------------------------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12.75% Gtd. Sr. Sec. Sub. Nts.,
Series B, 12/30/99                                                                    38,000               9,215
----------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                      1,000,000           1,017,500
----------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                   500,000             510,000
                                                                                                    ------------
                                                                                                       3,478,115

----------------------------------------------------------------------------------------------------------------
Communication Services--1.3%
----------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.0%
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs., 11/15/07(2)(11)                                           850,000             767,125
----------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                500,000             335,000
----------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc,
0%/11.75% Sr. Disc. Nts., 12/15/05(11)                                               300,000             266,625
----------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                              750,000             839,062
----------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(11)                          415,000             311,250
----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(2)(11)                     470,000             387,750
----------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                   500,000             501,250
----------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 11/15/08(4)                            750,000             808,125
----------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(11)                   500,000             342,500
----------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                               1,250,000           1,328,125
----------------------------------------------------------------------------------------------------------------
TeleWest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(3)                    1,000,000             885,000
----------------------------------------------------------------------------------------------------------------
Verio, Inc., 11.25% Sr. Nts., 12/1/08(4)                                             600,000             679,500
                                                                                                    ------------
                                                                                                       7,451,312

----------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.3%
Celcaribe SA, 13.50% Sr. Sec. Nts., 3/15/04                                          350,000             281,750
----------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA,
0%/14.125% Sr. Unsec. Deferred Bonds, 3/1/05(2)(11)                                  300,000             197,625
----------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts., 6/1/06(11)                                                 750,000             558,750
----------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                            270,000             237,600
11.625% Sr. Nts., Series A, 8/15/06                                                  365,000             321,200


20    Oppenheimer Multiple Strategies Fund

================================================================================================================

================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
----------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless  (continued)
ORBCOMM Global LP/ORBCOMM Capital Corp.,
14% Sr. Nts., 8/15/04                                                           $    155,000         $   156,162
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08(2)                     750,000             785,625
                                                                                                    ------------
                                                                                                       2,538,712

----------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--0.8%
----------------------------------------------------------------------------------------------------------------
Autos & Housing--0.5%
Building Materials Corp. of America,
8.625% Sr. Nts., Series B, 12/15/06                                                   50,000              50,875
----------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                  350,000             292,250
----------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co.,
11.50% Sr. Unsec. Sub. Nts., 4/15/06                                                 200,000             213,500
----------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                         200,000             222,000
----------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04(2)                              400,000             396,000
----------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                        1,000,000           1,001,250
----------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                 900,000             978,750
----------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., 6/15/07                       900,000             938,250
                                                                                                    ------------
                                                                                                       4,092,875

----------------------------------------------------------------------------------------------------------------
Consumer Services--0.0%
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                                 100,000             108,500
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Casino America, Inc., 12.50% Sr. Sec. Nts., 8/1/03(2)                                250,000             287,500
----------------------------------------------------------------------------------------------------------------
Grupo Posadas SA de CV, 10.375% Bonds, 2/13/02                                        25,000              22,250
----------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                   500,000             487,500
----------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(4)                          500,000             480,000
----------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 9.50% Sr. Sub. Nts., 4/15/07                               250,000             273,750
                                                                                                    ------------
                                                                                                       1,551,000

----------------------------------------------------------------------------------------------------------------
Media--0.1%
News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                               1,000,000           1,099,432
----------------------------------------------------------------------------------------------------------------
Consumer Staples--1.4%
----------------------------------------------------------------------------------------------------------------
Broadcasting--0.9%
Adelphia Communications Corp.,
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                            500,000             557,500
----------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                     400,000             426,000
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
9.875% Sr. Sub. Debs., 2/15/13                                                       250,000             279,687
10.50% Sr. Sub. Debs., 5/15/16                                                       250,000             298,750
----------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP,  0%/9.285% Sr. Disc. Debs.,
Series B, 4/15/10(11)                                                                600,000             418,500
----------------------------------------------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
Series B, 11/1/03(7)                                                                 200,000             211,750


21    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
----------------------------------------------------------------------------------------------------------------
Broadcasting  (continued)
Rogers Cablesystems Ltd.,
10% Second Priority Sr. Sec. Debs., 12/1/07                                     $  1,300,000         $ 1,462,500
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                        500,000             508,750
9% Sr. Unsec. Sub. Nts., 7/15/07                                                     375,000             383,437
----------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                      1,400,000           1,508,573
----------------------------------------------------------------------------------------------------------------
TV Azteca SA de CV, 10.50% Sr. Nts., Series B, 2/15/07                               200,000             168,500
----------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                              900,000             927,000
                                                                                                    ------------
                                                                                                       7,150,947

----------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                            360,000             382,500
----------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.3%
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                         990,000             918,225
----------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07               1,315,000           1,430,063
                                                                                                    ------------
                                                                                                       2,348,288

----------------------------------------------------------------------------------------------------------------
Household Goods--0.1%
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                  500,000             460,000
9% Sr. Nts., 11/1/06                                                                  75,000              74,625
----------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
Series B, 10.085%, 3/15/01(9)                                                        260,000             157,300
                                                                                                    ------------
                                                                                                         691,925

----------------------------------------------------------------------------------------------------------------
Energy--0.1%
----------------------------------------------------------------------------------------------------------------
Energy Services & Producers--0.1%
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                  950,000             741,000
----------------------------------------------------------------------------------------------------------------
Financial--0.1%
----------------------------------------------------------------------------------------------------------------
Diversified Financial--0.1%
AMRESCO, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04                               200,000             151,000
----------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                         325,000             307,125
                                                                                                    ------------
                                                                                                         458,125

----------------------------------------------------------------------------------------------------------------
Insurance--0.0%
American International Group, Inc.,
11.70% Unsec. Unsub. Bonds, 12/4/01ITL                                            95,000,000              64,158
----------------------------------------------------------------------------------------------------------------
Healthcare--0.0%
----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07                        55,000              36,575
----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.0%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(4)                          500,000             102,500


22    Oppenheimer Multiple Strategies Fund

================================================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================================================

                                                                                   Face             Market Value
                                                                                   Amount(8)        See Note 1
----------------------------------------------------------------------------------------------------------------
Technology--0.0%
----------------------------------------------------------------------------------------------------------------
Computer Services--0.0%
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                      $    100,000         $   101,625
----------------------------------------------------------------------------------------------------------------
Transportation--0.2%
----------------------------------------------------------------------------------------------------------------
Air Transportation--0.1%
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                           950,000             726,750
----------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.1%
Transtar Holdings LP/Transtar Capital Corp.,
0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(11)                                  1,000,000             987,500
----------------------------------------------------------------------------------------------------------------
Shipping--0.0%
Navigator Gas Transport plc,
10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                                     500,000             370,000
----------------------------------------------------------------------------------------------------------------
Utilities--0.2%
----------------------------------------------------------------------------------------------------------------
Electric Utilities--0.2%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                                                              650,000             679,250
10.50% Sr. Nts., 5/15/06                                                             225,000             247,500
----------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts.,
Series E, 5/1/11                                                                     250,000             288,593
----------------------------------------------------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08(2)                                  413,792             353,794
                                                                                                    ------------
                                                                                                       1,569,137
                                                                                                    ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $42,330,514)                                    41,304,773

================================================================================================================
Repurchase Agreements--8.6%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.85%, dated 3/31/99, to be repurchased at $66,008,892 on 4/1/99,
collateralized by U.S. Treasury Nts., 4%--7.875%, 11/30/99--2/15/07,
with a value of $61,002,496, U.S. Treasury Bonds, 8%--10.75%,
2/15/03--11/15/21, with a value of $3,930,310 and U.S. Treasury Bills,
4/8/99--4/22/99, with a value of $2,440,263 (Cost $66,000,000)                    66,000,000          66,000,000

----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $634,475,390)                                         99.8%        761,782,945
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          0.2           1,532,276
                                                                                       -----        ------------
Net Assets                                                                             100.0%       $763,315,221
                                                                                       =====        ============


23    Oppenheimer Multiple Strategies Fund

================================================================================
Statement of Investments (Unaudited) (Continued)
================================================================================

--------------------------------------------------------------------------------
1. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                           Shares           Expiration    Exercise    Premium       Market Value
                                           Subject to Call  Date          Price       Received      See Note 1
----------------------------------------------------------------------------------------------------------------
ASM Lithography
Holding NV                                 27,500           4/99          $ 30        $   73,860    $    398,750
----------------------------------------------------------------------------------------------------------------
Airtouch Communications, Inc.              15,000           4/99            65            59,548         472,500
----------------------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.                     18,500           4/99            45            41,069          74,000
----------------------------------------------------------------------------------------------------------------
American Express Co.                        8,000           4/99           105            24,759         105,000
----------------------------------------------------------------------------------------------------------------
BankAmerica Corp. (New)                    35,000           5/99            75            79,885          59,063
----------------------------------------------------------------------------------------------------------------
Biogen, Inc.                               15,000           4/99            80            98,922         515,625
----------------------------------------------------------------------------------------------------------------
CBS Corp.                                  48,000           4/99            33            82,557         402,000
----------------------------------------------------------------------------------------------------------------
Centocor, Inc.                             15,000           4/99            60            55,798             938
----------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                        33,000           4/99            70           172,254       1,394,250
----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.          18,000           5/99            45            57,958           9,000
----------------------------------------------------------------------------------------------------------------
IBM Corp.                                   3,000           4/99           180            14,910           9,375
----------------------------------------------------------------------------------------------------------------
Intel Corp.                                27,000           4/99           105           110,561         405,000
----------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.                          5,500           6/99            65            21,834         134,750
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                  12,500           4/99            95            40,249          16,406
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.           12,000           4/99            80            55,138         237,000
----------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                   30,000           4/99            40            63,691           3,750
----------------------------------------------------------------------------------------------------------------
Novell, Inc.                               63,000           5/99            20           131,981         338,624
----------------------------------------------------------------------------------------------------------------
Rational Software Corp.                    60,000           4/99            23           183,604         255,000
----------------------------------------------------------------------------------------------------------------
Rational Software Corp.                    60,000           4/99            30           163,195          45,000
----------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Shares            3,500           4/99            85            20,894          44,188
----------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                             23,000           4/99            35           102,807         442,750
----------------------------------------------------------------------------------------------------------------
Xerox Corp.                                16,000           4/99            53            53,758          32,000
                                                                                      ----------    ------------
                                                                                      $1,709,232    $  5,394,969
                                                                                      ==========    ============


24    Oppenheimer Multiple Strategies Fund

================================================================================

================================================================================


--------------------------------------------------------------------------------

(2.) Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

(3.) Non-income producing security.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,970,377 or 1.04% of the Fund's net assets as of March 31, 1999.

(5.) Interest or dividend is paid-in-kind.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

(7.) Represents the current interest rate for a variable rate security.

(8.) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP--Argentine Peso               GBP--British Pound Sterling
AUD--Australian Dollar            ITL--Italian Lira
CAD--Canadian Dollar              NOK--Norwegian Krone
DEM--German Mark                  NZD--New Zealand Dollar
DKK--Danish Krone                 PLZ--Polish Zloty
EUR--Euro                         ZAR--South African Rand
FIM--Finnish Markka

(9.) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

(10.) Represents the current interest rate for an increasing rate security.

(11.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


25    Oppenheimer Multiple Strategies Fund

====================================================================================
Statement of Assets and Liabilities March 31, 1999 (Unaudited)
====================================================================================

====================================================================================

Assets
Investments, at value (cost $634,475,390)--see accompanying statement   $761,782,945
------------------------------------------------------------------------------------
Cash                                                                         529,832
Receivables and other assets:
Interest, dividends and principal paydowns                                 6,529,052
Investments sold                                                           1,683,806
Shares of beneficial interest sold                                           113,987
Other                                                                         53,078
                                                                        ------------
Total assets                                                             770,692,700

====================================================================================
Liabilities
Options written, at value (premiums received $1,709,232)--
see accompanying statement--Note 6                                         5,394,969
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                       844,452
Distribution and service plan fees                                           333,787
Investments purchased                                                        229,082
Trustees' compensation--Note 1                                               203,044
Shareholder reports                                                          149,081
Transfer and shareholder servicing agent fees                                137,833
Custodian fees                                                                46,331
Other                                                                         38,900
                                                                        ------------
Total liabilities                                                          7,377,479

====================================================================================
Net Assets                                                              $763,315,221
                                                                        ============

====================================================================================
Composition of Net Assets
Paid-in capital                                                         $615,241,264
------------------------------------------------------------------------------------
Undistributed net investment income                                        2,557,820
------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                  21,956,685
------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                 123,559,452
                                                                        ------------
Net assets                                                              $763,315,221
                                                                        ============


26   Oppenheimer Multiple Strategies Fund

==================================================================================

==================================================================================

==================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $649,437,546 and 46,822,730 shares of beneficial interest outstanding)   $13.87
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                    $14.72
----------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $72,036,192 and 5,243,280 shares of beneficial interest outstanding)     $13.74
----------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$41,841,483 and 3,036,472 shares of beneficial interest outstanding)        $13.78

See accompanying Notes to Financial Statements.


27   Oppenheimer Multiple Strategies Fund

======================================================================================
Statement of Operations For the Six Months Ended March 31, 1999 (Unaudited)
======================================================================================

======================================================================================
Investment Income
Interest (net of foreign withholding taxes of $1,560)                     $ 15,160,823
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $13,895)                      3,278,119
                                                                          ------------
Total income                                                                18,438,942

======================================================================================
Expenses
Management fees--Note 4                                                      2,730,084
--------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                        489,788
Class B                                                                        374,664
Class C                                                                        226,931
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                          587,415
--------------------------------------------------------------------------------------
Shareholder reports                                                            170,038
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     82,313
--------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                  36,850
--------------------------------------------------------------------------------------
Registration and filing fees                                                    34,075
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     32,652
--------------------------------------------------------------------------------------
Insurance expenses                                                               6,082
--------------------------------------------------------------------------------------
Other                                                                           79,076
                                                                          ------------
Total expenses                                                               4,849,968
Less expenses paid indirectly--Note 4                                          (21,000)
                                                                          ------------
Net expenses                                                                 4,828,968


======================================================================================
Net Investment Income                                                       13,609,974
======================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including premiums on options exercised)                       32,952,590
Closing and expiration of option contracts written--Note 6                   1,586,327
Foreign currency transactions                                                 (513,678)
                                                                          ------------
Net realized gain                                                           34,025,239
--------------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation on:
Investments                                                                 42,950,265
Translation of assets and liabilities denominated in foreign currencies       (286,608)
                                                                          ------------
Net change                                                                  42,663,657
                                                                          ------------
Net realized and unrealized gain                                            76,688,896


======================================================================================
Net Increase in Net Assets Resulting from Operations                      $ 90,298,870
                                                                          ============

See accompanying Notes to Financial Statements.


28   Oppenheimer Multiple Strategies Fund

=================================================================================================================
Statements of Changes in Net Assets
=================================================================================================================
                                                                                  Six Months Ended  Year Ended
                                                                                  March 31, 1999    September 30,
                                                                                  (Unaudited)       1998
=================================================================================================================
Operations
Net investment income                                                              $  13,609,974    $  26,538,252
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     34,025,239       65,263,388
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                 42,663,657     (128,593,549)
                                                                                   -------------    -------------
Net increase (decrease) in net assets resulting from operations                       90,298,870      (36,791,909)

=================================================================================================================
Dividends and Distributions to Shareholders Dividends from net investment income:
Class A                                                                              (11,675,708)     (22,551,335)
Class B                                                                               (1,002,841)      (1,840,926)
Class C                                                                                 (578,629)      (1,269,307)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                              (54,661,602)     (55,838,257)
Class B                                                                               (6,391,182)      (5,628,562)
Class C                                                                               (3,772,922)      (4,059,155)

=================================================================================================================
Beneficial Interest Transactions Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
Class A                                                                               14,448,848       20,258,200
Class B                                                                               (2,131,492)      17,065,629
Class C                                                                               (7,565,905)       7,078,031

=================================================================================================================
Net Assets
Total increase (decrease)                                                             16,967,437      (83,577,591)
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  746,347,784      829,925,375
                                                                                   -------------    -------------
End of period (including undistributed net investment
income of $2,557,820 and $2,205,024, respectively)                                 $ 763,315,221    $ 746,347,784
                                                                                   =============    =============

See accompanying Notes to Financial Statements.



29   Oppenheimer Multiple Strategies Fund

=================================================================================================================
Financial Highlights
=================================================================================================================

                                                  Class A
                                                  ---------------------------------------------------------------
                                                  Six Months
                                                  Ended
                                                  March 31,
                                                  1999                 Year Ended September 30,
                                                  (Unaudited)          1998            1997            1996(1)
=================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $13.69             $16.17          $14.09          $13.07
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .26                .51             .50             .49
Net realized and unrealized gain (loss)               1.40              (1.22)           2.88             .96
                                                    ------             ------          ------          ------
Total income (loss) from investment
operations                                            1.66               (.71)           3.38            1.45

-----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.26)              (.49)           (.51)           (.43)
Distributions from net realized gain                 (1.22)             (1.28)           (.79)           --
                                                    ------             ------          ------          ------
Total dividends and distributions
to shareholders                                      (1.48)             (1.77)          (1.30)           (.43)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.87             $13.69          $16.17          $14.09
                                                    ======             ======          ======          ======

=================================================================================================================
Total Return, at Net Asset Value(3)                  12.52%             (4.71)%         25.46%          11.22%

=================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $649,438           $624,895        $712,470        $264,359
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $654,563           $699,665        $395,436        $256,765
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 3.65%(4)           3.34%           3.30%           4.73%(4)
Expenses(5)                                           1.12%(4)           1.08%           1.16%           1.21%(4)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                               6%                59%             51%             32%

(1.) For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.

(2.) For the period from August 29, 1995 (inception of offering) to December 31, 1995.

(3.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


30   Oppenheimer Multiple Strategies Fund

========================================================================================

========================================================================================

                          Class B
----------------------------------------------------------------------------------------
                          Six Months
                          Ended                                              Period
                          March 31,                                          Ended
Year Ended December 31,   1999            Year Ended September 30,           Dec. 31,
1995         1994         (Unaudited)     1998       1997       1996(1)      1995(2)
========================================================================================

  $11.52       $13.05       $13.57         $16.04      $14.01     $13.03      $13.28
----------------------------------------------------------------------------------------

     .52          .54          .20            .38         .45        .41         .17
    2.08         (.75)        1.38          (1.20)       2.78        .93         .41
  ------       ------       ------         ------      ------     ------      ------

    2.60         (.21)        1.58           (.82)       3.23       1.34         .58
----------------------------------------------------------------------------------------


    (.49)        (.53)        (.19)          (.37)       (.41)      (.36)       (.27)
    (.56)        (.79)       (1.22)         (1.28)       (.79)      --          (.56)
  ------       ------       ------         ------      ------     ------      ------

   (1.05)       (1.32)       (1.41)         (1.65)      (1.20)      (.36)       (.83)
----------------------------------------------------------------------------------------
  $13.07       $11.52       $13.74         $13.57      $16.04     $14.01      $13.03
  ======       ======       ======         ======      ======     ======      ======

========================================================================================
   22.79%       (1.59)%      12.05%         (5.49)%     24.34%     10.37%       4.44%

========================================================================================

$251,353     $237,771      $72,036        $73,036     $67,916     $5,996      $1,265
----------------------------------------------------------------------------------------
$249,660     $260,767      $75,134        $74,442     $25,113     $3,546        $520
----------------------------------------------------------------------------------------
    3.97%        4.10%        2.80%(4)       2.53%       2.26%      3.69%(4)    2.62%(4)
    1.15%        1.09%        1.97%(4)       1.91%       1.96%      2.12%(4)    2.27%(4)
----------------------------------------------------------------------------------------
      29%          32%           6%            59%         51%        32%         29%

(4.) Annualized.

(5.) Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(6.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999 were $38,958,973 and $109,807,264, respectively.


31   Oppenheimer Multiple Strategies Fund

==============================================================================
Financial Highlights (Continued)
==============================================================================

                                                  Class C
                                                  ----------------------------
                                                  Six Months
                                                  Ended              Year
                                                  March 31,          Ended
                                                  1999               Sept. 30,
                                                  (Unaudited)        1998
==============================================================================
Per Share Operating Data
Net asset value, beginning of period               $13.61            $16.07
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .20               .38
Net realized and unrealized gain (loss)              1.38             (1.20)
                                                   ------            ------
Total income (loss) from investment
operations                                           1.58              (.82)
------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income                 (.19)             (.36)
Distributions from net realized gain                (1.22)            (1.28)
                                                   ------            ------
Total dividends and distributions
to shareholders                                     (1.41)            (1.64)
------------------------------------------------------------------------------
Net asset value, end of period                     $13.78            $13.61
                                                   ======            ======


==============================================================================
Total Return, at Net Asset Value(3)                 11.99%            (5.43)%

==============================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $41,841           $48,417
------------------------------------------------------------------------------
Average net assets (in thousands)                 $45,475           $52,325
Ratios to average net assets:
Net investment income                                2.80%(4)          2.51%
Expenses(5)                                          1.97%(4)          1.91%
------------------------------------------------------------------------------
Portfolio turnover rate(6)                              6%               59%

(1.) For the nine months ended September 30, 1996. The Fund changed its fiscal year end from December 31 to September 30.

(2.) For the period from August 29, 1995 (inception of offering) to December 31, 1995.

(3.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


32   Oppenheimer Multiple Strategies Fund

==================================================================================

==================================================================================

----------------------------------------------------------------------------------


                                                    Year Ended December 31,
1997                      1996(1)                   1995                    1994
==================================================================================
    $14.02                 $13.01                    $11.49                 $13.05
----------------------------------------------------------------------------------

       .41                    .40                       .40                    .44
      2.83                    .96                      2.07                   (.77)
    ------                 ------                    ------                 ------

      3.24                   1.36                      2.47                   (.33)
----------------------------------------------------------------------------------


      (.40)                  (.35)                     (.39)                  (.44)
      (.79)                  --                        (.56)                  (.79)
    ------                 ------                    ------                 ------

     (1.19)                  (.35)                     (.95)                 (1.23)
----------------------------------------------------------------------------------
    $16.07                 $14.02                    $13.01                 $11.49
    ======                 ======                    ======                 ======


==================================================================================
     24.42%                 10.55%                    21.69%                 (2.50)%

==================================================================================

   $49,539                $21,087                   $15,405                 $9,182
----------------------------------------------------------------------------------
   $33,813                $17,898                   $11,827                 $5,601

      2.67%                  3.84%(4)                  3.08%                  3.30%
      1.97%                  2.07%(4)                  1.99%                  2.00%
----------------------------------------------------------------------------------
        51%                    32%                       29%                    32%

(4.) Annualized.

(5.) Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(6.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999 were $38,958,973 and $109,807,264, respectively.

See accompanying Notes to Financial Statements.

33   Oppenheimer Multiple Strategies Fund

================================================================================
Notes to FInancial Statements (Unaudited)
================================================================================


================================================================================
1.   Significant Accounting Policies

Oppenheimer Multiple Strategies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


34   Oppenheimer Multiple Strategies Fund

================================================================================

================================================================================


================================================================================
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 1999, a provision of $12,665 was made for the Fund's projected benefit obligations, and payments of $9,457 were made to retired trustees, resulting in an accumulated liability of $192,330 as of March 31, 1999.


35   Oppenheimer Multiple Strategies Fund

================================================================================
Notes to FInancial Statements (Unaudited)(Continued)
================================================================================


================================================================================
1.   Significant Accounting Policies (continued)

The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


36   Oppenheimer Multiple Strategies Fund

================================================================================

================================================================================


================================================================================
2.   Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                           Six Months Ended March 31, 1999           Year Ended September 30, 1998
                           --------------------------------          --------------------------------
                           Shares              Amount                Shares              Amount
-----------------------------------------------------------------------------------------------------
Class A:
Sold                            964,588        $ 13,531,894             2,733,445        $ 41,795,382
Dividends and
distributions reinvested      4,500,262          60,660,051             4,959,787          71,625,634
Redeemed                     (4,273,561)        (59,743,097)           (6,121,146)        (93,162,816)
                           ------------        ------------          ------------        ------------
Net increase                  1,191,289        $ 14,448,848             1,572,086        $ 20,258,200
                           ============        ============          ============        ============

-----------------------------------------------------------------------------------------------------
Class B:
Sold                            524,996        $  7,288,355             1,763,004        $ 26,611,307
Dividends and
distributions reinvested        508,977           6,795,414               459,723           6,577,938
Redeemed                     (1,171,659)        (16,215,261)           (1,076,399)        (16,123,616)
                           ------------        ------------          ------------        ------------
Net increase (decrease)        (137,686)       $ (2,131,492)            1,146,328        $ 17,065,629
                           ============        ============          ============        ============

-----------------------------------------------------------------------------------------------------
Class C:
Sold                            235,970        $  3,293,847               981,223        $ 14,888,603
Dividends and
distributions reinvested        298,467           3,994,067               345,067           4,948,258
Redeemed                     (1,056,600)        (14,853,819)             (849,738)        (12,758,830)
                           ------------        ------------          ------------        ------------
Net increase (decrease)        (522,163)       $ (7,565,905)              476,552        $  7,078,031
                           ============        ============          ============        ============

======================================================================================================

3.   Unrealized Gains And Losses on Investments

As of March 31, 1999, net unrealized appreciation on investments and options written of $123,621,819 was composed of gross appreciation of $163,806,951, and gross depreciation of $40,185,132.


37   Oppenheimer Multiple Strategies Fund

================================================================================
Notes to FInancial Statements (Unaudited)(Continued)
================================================================================

================================================================================

4.   Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended March 31, 1999, was 0.71% of average net assets for each class of shares.

     For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $214,120, of which $72,149 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $10,886, $205,827 and $27,214, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $15,332 and $1,431, respectively. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $106,095 and $5,381, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

     Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $38,269 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.



38   Oppenheimer Multiple Strategies Fund

================================================================================

================================================================================


================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $4,515 and $6,198, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $302,441 and $117,996, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $2,776,434 for Class B and $581,671 for Class C.

================================================================================
5.   Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


39   Oppenheimer Multiple Strategies Fund

================================================================================
Notes to FInancial Statements (Unaudited)(Continued)
================================================================================

================================================================================
6.   Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 1999 was as follows:

                                                    Call Options
                                                    ----------------------------
                                                    Number          Amount
                                                    of Options      of Premiums
--------------------------------------------------------------------------------
Options outstanding at September 30, 1998                5,233      $ 1,967,324
Options written                                          9,089        2,756,551
Options closed or expired                               (6,873)      (2,243,758)
Options exercised                                       (1,964)        (770,885)
                                                   -----------      -----------
Options outstanding as of March 31, 1999                 5,485      $ 1,709,232
                                                   ===========      ===========


40   Oppenheimer Multiple Strategies Fund

================================================================================

================================================================================



================================================================================
7.   Illiquid and Restricted Securities

As of March 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 1999 was $6,981,504, which represents 0.91% of the Fund's net assets.

================================================================================
8.   Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Fund had no borrowings outstanding during the six months ended March 31, 1999.

41   Oppenheimer Multiple Strategies Fund

================================================================================
Notes to FInancial Statements (Unaudited)(Continued)
================================================================================

================================================================================
9.   Shareholder Meeting

On December 18, 1998, a shareholder meeting was held at which the following items and proposals were approved, as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal                    For                  Against             Withheld/Abstain   Total
---------------------------------------------------------------------------------------------------------------
Proposal No. 1:

Ratification of the selection of KPMG LLP as independent public accountants and auditors of the Fund for the fiscal year beginning October 1, 1997.

                                    28,183,631.878       5,160,136.442       1,431,817.814      34,775,586.134

Proposal No. 2:

Approval of changes to the fundamental investment policy regarding investments in other investment companies.

                                    21,154,884.705       6,438,019.845       2,381,076.584      29,973,981.134

Trustees:
Approval of election of 11 Trustees:
Robert G. Galli                     28,545,648.538       6,229,937.596                          34,775,586.134
Leon Levy                           28,740,627.820       6,034,958.314                          34,775,586.134
Benjamin Lipstein                   28,567,429.581       6,208,156.553                          34,775,586.134
Bridget A. Macaskill                28,698,498.641       6,077,087.493                          34,775,586.134
Elizabeth B. Moynihan               28,683,532.062       6,092,054.072                          34,775,586.134
Kenneth A. Randall                  28,769,325.920       6,006,260.214                          34,775,586.134
Edward V. Regan                     28,819,101.301       5,956,484.833                          34,775,586.134
Russell S. Reynolds, Jr.            28,721,085.273       6,054,500.861                          34,775,586.134
Donald W. Spiro                     28,667,021.642       6,108,564.492                          34,775,586.134
Pauline Trigere                     28,489,705.294       6,285,880.840                          34,775,586.134
Clayton K. Yeutter                  28,666,556.952       6,109,029.182                          34,775,586.134


42   Oppenheimer Multiple Strategies Fund

================================================================================
Oppenheimer Multiple Strategies Fund
================================================================================


================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         George Evans, Vice President
                         Michael S. Levine, Vice President
                         David P. Negri, Vice President
                         Richard H. Rubinstein, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder
Servicing Agent          OppenheimerFunds Services

================================================================================
Custodian of
Portfolio Securities     The Bank of New York

================================================================================
Independent Auditors     KPMG LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalow & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer Multiple Strategies Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Multiple Strategies Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


43   Oppenheimer Multiple Strategies Fund

Internet
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transactions now available

---------------------------
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---------------------------


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---------------------------
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---------------------------


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---------------------------


Information and services
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     You can count on us whenever you need assistance. That's why the
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     So call us today, or visit us at our website at
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                                                       [LOGO]OppenheimerFunds(R)
                                                               Distributor, Inc.

RS0240.001.0399  May 28, 1999